Share Based Compensation - Schedule of Stock Options Granted by the Company to the Executive Management and Employees (Parenthetical) (Details)				6 Months Ended	12 Months Ended
	Nov. 15, 2023 shares	Mar. 30, 2022 shares $ / shares	Mar. 30, 2022 shares ₩ / shares	Jun. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options issued		1,000,000	1,000,000
Exercise price | (per share)		$ 4.84	₩ 5,000	$ 4.84	$ 4.84
Number of options granted		1,000,000	1,000,000
Options terminated	57,983
Number of options outstanding	942,017			942,017	942,017
Number of converted options	754,351
Number of options exercised				0	0